Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 802,253	₩ 745,085
Contract liabilities	284,107	323,651
long term construction contract [Member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	160,880	76,816
Contract liabilities	₩ 60,762	₩ 36,447